Share-based payments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payment schemes

The charge for the year arising from share based payment schemes was as follows:

	Charge for the year
	2018	2017
	£m	£m
Share Value Plan	40	87
Deferred Share Value Plan	195	65
Others	131	55
Total equity settled	366	207
Cash settled	1	1
Total share based payments	367	208

Share option and award plans

Share option and award plans

The weighted average fair value per award granted, weighted average share price at the date of exercise/release of shares during the year, weighted average contractual remaining life and number of options and awards outstanding (including those exercisable) at the balance sheet date are as follows:

	2018				2017
	Weighted average fair value per award granted in year	Weighted average share price at exercise/ release during year	Weightedaverageremainingcontractuallife in years	Number ofoptions/awardsoutstanding(000s)	Weighted average fair value per award granted in year	Weighted average share price at exercise/ release during year	Weightedaverageremainingcontractuallife in years	Number ofoptions/awardsoutstanding(000s)
	£	£			£	£
SVP[a,b]	1.99	2.11	<1	58,370	2.30	2.30	1	167,476
DSVP[a,b]	1.94	2.10	1	183,962	2.25	2.07	1	115,929
Others[a]	0.36-2.11	1.82-2.11	0-3	38,092	0.41-2.30	1.52-2.30	0-3	129,307

Movements in options and awards

Movements in options and awards

The movement in the number of options and awards for the major schemes and the weighted average exercise price of options was:

	SVP[a,b]		DSVP[a,b]		Others[a,c]
	Number (000s)		Number (000s)		Number (000s)		Weighted averageex. price (£)
	2018	2017	2018	2017	2018	2017	2018	2017
Outstanding at beginning of year/acquisition date	167,476	291,464	115,929	-	129,307	180,265	1.41	1.38
Transfers in the year[d]	(2,450)	59,990	(2,547)	-	(90,609)	(49,822)	-	-
Granted in the year	855	322	119,668	121,885	61,736	88,597	1.51	1.66
Exercised/released in the year	(102,752)	(172,718)	(39,820)	(1,964)	(56,498)	(73,762)	1.50	1.52
Less: forfeited in the year	(4,759)	(11,582)	(9,268)	(3,992)	(5,844)	(12,247)	1.52	1.42
Less: expired in the year	-	-	-	-	-	(3,724)	1.72	2.03
Outstanding at end of year	58,370	167,476	183,962	115,929	38,092	129,307	1.39	1.41
Of which exercisable:	-	18	-	-	4,083	15,620	1.90	1.58

Notes

a Options/award granted over Barclays PLC shares.

b Nil cost award and therefore the weighted average exercise price was nil.

c The number of awards within Others at the end of the year principally relates to Sharesave (number of awards exercisable at end of year was (1,339,640)). The weighted average exercise price relates to Sharesave.

d Awards of employees transferred between Barclays Bank Group and the rest of Group.